Assets and Disposal Groups Held For Sale (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Non Current Asset And Disposal

The table below shows non-current assets and disposal groups held for sale at March 31, 2019 and 2018.

	At March 31,
	2019	2018
	(In millions)
Assets held for sale:
Loans and advances(1)	¥—	¥3,010,314
Property, plant and equipment	57	1,435,637
Intangible assets	—	179,358
All other assets	—	1,026,641

Total	57	5,651,950	(2)

Liabilities directly associated with the assets held for sale:
Borrowings	—	1,631,681
Debt securities in issue	—	1,422,402
All other liabilities	—	562,858

Total	¥—	¥3,616,941	(2)

(1)	The balance in Loans and advances mainly consists of lease financing.
(2)	The assets and liabilities of Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) were classified as held for sale during the fiscal year ended March 31, 2018.